PREPAID EXPENSES	12 Months Ended
Nov. 30, 2022
Disclosure Of Detail Information About Prepaid Expenses [Abstract]
PREPAID EXPENSES [Text Block]
4. PREPAID EXPENSES

As at November 30, 2022 and 2021, the Company's prepaid expenses consist of the following:

	November 30, 2022	November 30, 2021

Advertising and promotions	$113	$127,664
Rent	8,247	11,211
Transfer agent and filing fees	13,748	13,020
Insurance	8,839	8,382
Others	-	18,044
	$30,947	$178,321

The prepayments for advertising include prepayments for marketing and awareness programs handled by an arms' length parties for a six to twelve-month period.

Others include prepayments for some office expenses.

As at November 30, 2022, others include $Nil prepayment to related parties (2021 - $5,513) (Note 9).